Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2017 £m	2016 £m
Investments in joint ventures	102	102
Available for sale investments	2	2
Venture capital investments held for trading	139	135
Total	243	239

Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2017 £m	2016 £m
At start of year	102	101
Share of results of joint ventures	37	37
Dividends received from joint ventures	(38)	(44)
Disposals and transfers	–	(7)
Additions	2	1
Exchange translation differences	(1)	14
At end of year	102	102

Summary of Group's Share of Joint Ventures

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX Group’s share
	2017 £m	2016 £m
Revenue	101	131
Net profit for the year	37	37

Total assets	85	92
Total liabilities	(42)	(49)
Net assets	43	43
Goodwill	59	59
Total	102	102